Long-term debt - Covenants contained in our debt facilities (Details)					1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 01, 2017	Oct. 01, 2016	Apr. 28, 2016 credit_facility	Jul. 01, 2015	May 31, 2015	Apr. 30, 2011	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 NOK (kr)	Apr. 04, 2017 USD ($)	Feb. 28, 2015 USD ($)	Feb. 28, 2015 NOK (kr)	May 31, 2014 USD ($)	Jan. 31, 2014 USD ($)	Oct. 31, 2013 NOK (kr)	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)
Debt Instrument [Line Items]
Debt covenant, net debt to EBITDA					6.0
Debt service coverage ratio								1.15
Debt outstanding								$ 8,701,000,000	$ 9,608,000,000
Ship Finance Variable Interest Entities
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents								$ 25,000,000
Debt covenant, total liabilities to total assets								0.8		0.8
Secured Debt
Debt Instrument [Line Items]
Number of credit facilities maturing in near term | credit_facility			3
$2,000 million facility (NADL) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount												$ 2,000,000,000
Unsecured bonds | $1,000 million bond
Debt Instrument [Line Items]
Debt, face amount								$ 1,000,000,000										$ 1,000,000,000
Debt outstanding								843,000,000	843,000,000
Unsecured bonds | $500 million bond
Debt Instrument [Line Items]
Debt, face amount								500,000,000
Debt outstanding								479,000,000	479,000,000
Unsecured bonds | $ 600 million bond (NADL)
Debt Instrument [Line Items]
Debt, face amount								600,000,000
Debt outstanding								413,000,000	413,000,000
Unsecured bonds | NOK1,500 million bond (NADL)
Debt Instrument [Line Items]
Debt, face amount | kr										kr 1,500,000,000
Debt outstanding								$ 182,000,000	165,000,000
Bank Loans
Debt Instrument [Line Items]
Debt covenant, cash and cash equivalents							$ 250,000,000				$ 150,000,000
Debt covenant, EBITDA to interest expense ratio								2.5
Debt covenant, current assets to current liabilities ratio								1
Debt covenant, percentage of shares in listed companies owned (as percent)								20.00%
Equity ratio (as percent)			30.00%					30.00%
Debt covenant, net debt to EBITDA								4.5
Secured Debt
Debt Instrument [Line Items]
Debt covenant, net debt to EBITDA							6.5
Permitted leverage ratio for period one					6.0
Permitted leverage ratio for period two					5.5
Permitted leverage ratio for period three					4.5
Debt outstanding								$ 5,581,000,000	$ 6,450,000,000
Secured Debt | Scenario One, Leverage Ratio 4.50 to 4.99 | LIBOR
Debt Instrument [Line Items]
Additional margin payable (as percent)				0.125%
Secured Debt | Scenario One, Leverage Ratio 5.00 to 5.49 | LIBOR
Debt Instrument [Line Items]
Additional margin payable (as percent)				0.25%
Secured Debt | Scenario One, Leverage Ratio 5.50 to 6.00 | LIBOR
Debt Instrument [Line Items]
Additional margin payable (as percent)				0.75%
Secured Debt | Minimum | Scenario One, Leverage Ratio 4.50 to 4.99
Debt Instrument [Line Items]
Leverage ratio	4.5			4.50
Secured Debt | Minimum | Scenario One, Leverage Ratio 5.00 to 5.49
Debt Instrument [Line Items]
Leverage ratio				5.00
Secured Debt | Minimum | Scenario One, Leverage Ratio 5.50 to 6.00
Debt Instrument [Line Items]
Leverage ratio		5.5		5.50
Secured Debt | Maximum | Scenario One, Leverage Ratio 4.50 to 4.99
Debt Instrument [Line Items]
Leverage ratio				4.99
Secured Debt | Maximum | Scenario One, Leverage Ratio 5.00 to 5.49
Debt Instrument [Line Items]
Leverage ratio				5.49
Secured Debt | Maximum | Scenario One, Leverage Ratio 5.50 to 6.00
Debt Instrument [Line Items]
Debt covenant, net debt to EBITDA									6.0
Leverage ratio				6.00
Secured Debt | $2,000 million facility (NADL)
Debt Instrument [Line Items]
Debt, face amount								2,000,000,000
Debt outstanding								897,000,000	$ 1,033,000,000
Debt covenant, collateral to outstanding loan value percentage (as percent)						135.00%
Secured Debt | Credit facility, Ship Finance International Loans, $420 facility | Seadrill Partners LLC
Debt Instrument [Line Items]
Debt, face amount								$ 420,000,000
Senior undersecured or impaired external debt
Debt Instrument [Line Items]
Equity ratio (as percent)								30.00%
Senior Notes | $ 600 million bond (NADL)
Debt Instrument [Line Items]
Debt outstanding								$ 187,000,000						$ 165,000,000
Senior Notes | $ 600 million bond (NADL) | North Atlantic Drilling
Debt Instrument [Line Items]
Debt, face amount															$ 600,000,000
Senior Unsecured Bond | $500 million bond
Debt Instrument [Line Items]
Debt, face amount																	$ 500,000,000
Senior Unsecured Bond | NOK1,500 million bond (NADL)
Debt Instrument [Line Items]
Debt, face amount | kr													kr 1,500,000,000.0			kr 1,500,000,000
Credit facility, International Loans
Debt Instrument [Line Items]
Debt, face amount												$ 475,000,000